OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Reportable segment profit) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Revenues		$ 12,529	$ 10,466	$ 25,285	$ 22,249
Raw materials		2,799	3,049	6,408	6,060
Manufacturing		202	177	592	241
Salaries		5,306	4,273	10,712	9,081
Depreciation		503	388	967	753
Other segment items	[1]	3,354	1,828	5,239	3,624
Net profit		$ 365	$ 751	$ 1,367	$ 2,490

[1]	Other segment items consist of other cost items including cost of sales, research and development, selling, general and administrative, tax expenses and finance income.